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                                 EISEMAN LEVINE
                            LEHRHAUPT & KAKOYIANNIS
                           A PROFESSIONAL CORPORATION
                                805 Third Avenue
                            New York, New York 10022
                            Telephone (212) 752-1000
                            Facsimile (212) 355-4608


                                        March 5, 2007


United States Securities and Exchange Commission
Division of Corporate Finance (Mail Stop 3561)
100 F Street, N.E.
Washington, D.C. 20549
Attention:    Jay Williamson and Carlton Tartar

                               Re:      Alpha Security Group Corporation
                                        Amendment No. 6 on Form S-1
                                        Registration Statement
                                        SEC File No. 33-127999

Dear Mr. Williamson and Mr. Tartar:

         On behalf of our client, Alpha Security Group Corporation (the "Company"), we hereby submit for filing pursuant to the Securities Act of 1933, as amended, Amendment No. 6 on Form S-1 Registration Statement (the "Registration Statement"). The following discussion in reference to the Registration Statement is in response to the Staff's comment letter, dated February 27, 2007 (the headings and numbered paragraphs correspond to the headings and numbered paragraphs in the Staff's comment letter):

General

      1. As deleted in Amendment No. 4 to the Registration Statement, Maxim will not receive 42,000 shares of the Company's common stock as additional underwriter's compensation.

      2. Executed copies of the Letter Agreements with all initial shareholders have been filed as Exhibits 10.1.1 -- 10.1.10 to the Registration Statement.

Summary Financial Data, page 14

      3. Disclosure has been added to MD&A and Note 5 to the Financial Statements to state that: (i) the UPO may expire unexercised and the underlying warrants unredeemed if there is no effective registration statement and (ii) there are no circumstances under which the Company will be required to net cash settle the UPO. Section 2.6 of the UPO (Exhibit 10.7) has been amended to refer to unredeemed warrants in the event the Company fails to maintain the effectiveness of the Registration Statement.

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United States Securities and Exchange Commission
Division of Corporate Finance

March 5, 2007

Page 2


Use of Proceeds, page 36



      4. The $90,000 of legal fees being deferred and paid after the offering is not contingent because it is payable by the Company whether or not the offering is consummated (see additional disclosure on pages 37 and 44 of the Registration Statement).


      5. See page 66 of the Registration Statement for disclosure of the duties of Michael Weinstein as a special advisor and his remuneration. In his capacity as a special advisor, Mr. Weinstein does not owe the Company any legal obligations; however, as an initial stockholder he has certain obligations to the Company as set forth in his letter agreement with the Company and Maxim Group, LLC (filed as Exhibit 10.1.3 to the Registration Statement). As disclosed in the Registration Statement, certain restrictions apply to all initial stockholders which include Mr. Weinstein and Laura Haffner. The restriction regarding business combinations with affiliates applies to the initial stockholders (including Mr. Weinstein and Ms. Haffner) as disclosed on pages 9 and 68 of the Registration Statement.

Management's Discussion and Analysis, page 44

      6. The valuation of the UPO as disclosed in MD&A and Note 5 to the Financial Statements have been reconciled.

Exhibits

Exhibit 5.1

      We have filed our signed legal opinion as Exhibit 5.1 to the Registration Statement.

      There are certain other changes to the Registration Statement which have been marked for your convenience.

      Please contact the undersigned with your comments and questions relating to this filing as soon as possible.


                                   Sincerely,


                                   /s/ Sam Schwartz
                                   -------------------------
                                   Sam Schwartz

SS :vc
cc:      Steven Wasserman, CEO
         Alpha Security Group Corporation
         Maxim Group LLC
         Douglass S. Ellenoff, Esq.
         Lawrence A. Rosenbloom, Esq.